UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 89.29%		$834,446,116

(Cost $580,630,263)

Aerospace & Defense 2.83%		26,474,000

Honeywell International, Inc.	150,000	6,909,000
United Technologies Corp.	301,000	19,565,000

Asset Management & Custody Banks 2.70%		25,187,388

Price (T. Rowe) Group, Inc.	190,716	8,999,888
State Street Corp.	250,000	16,187,500

Communications Equipment 4.39%		41,069,183

Cisco Systems, Inc. (I)	1,159,780	29,609,183
Nokia Corp., American Depositary Receipt (ADR)
(Finland)	500,000	11,460,000

Computer Hardware 3.68%		34,389,318

Diebold, Inc.	12,000	572,520
Hewlett-Packard Co.	250,000	10,035,000
International Business Machines Corp.	252,300	23,781,798

Consumer Finance 0.92%		8,564,340

American Express Co.	151,850	8,564,340

Data Processing & Outsourced Services 2.99%		27,987,000

Automatic Data Processing, Inc.	500,000	24,200,000
Paychex, Inc.	100,000	3,787,000

Diversified Banks 1.13%		10,597,554

Wells Fargo & Co.	307,800	10,597,554
Drug Retail 1.10%		10,242,000

CVS Corp.	300,000	10,242,000

Electrical Components & Equipment 2.31%		21,545,000

Emerson Electric Co.	500,000	21,545,000

Food Distributors 1.27%		11,840,500

Sysco Corp.	350,000	11,840,500

Footwear 1.71%		15,939,000

NIKE, Inc. (Class B)	150,000	15,939,000

General Merchandise Stores 2.40%		22,453,614

Target Corp.	378,900	22,453,614

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Health Care Supplies 1.05%		9,825,000

DENTSPLY International, Inc.	300,000	9,825,000

Home Improvement Retail 0.79%		7,348,000

Home Depot, Inc. (The)	200,000	7,348,000

Household Products 3.69%		34,445,260

Colgate-Palmolive Co.	275,000	18,367,250
Procter & Gamble Co. (The)	254,560	16,078,010

Hypermarkets & Super Centers 1.00%		9,390,000

Wal-Mart Stores, Inc.	200,000	9,390,000

Industrial Conglomerates 5.34%		49,927,856

General Electric Co.	1,018,350	36,008,856
Textron, Inc.	155,000	13,919,000

Industrial Gases 2.09%		19,567,968

Praxair, Inc.	310,800	19,567,968

Industrial Machinery 3.45%		32,280,884

Danaher Corp.	100,000	7,145,000
Dover Corp.	356,400	17,395,884
Illinois Tool Works, Inc.	150,000	7,740,000

Integrated Oil & Gas 7.47%		69,817,150

Chevron Corp. (L)	202,300	14,962,108
ConocoPhillips	100,000	6,835,000
Exxon Mobil Corp.	335,872	25,341,542
Total SA, ADR (France)	325,000	22,678,500

Integrated Telecommunication Services 2.11%		19,715,000

AT&T, Inc. (L)	500,000	19,715,000

Investment Banking & Brokerage 0.66%		6,125,250

Merrill Lynch & Co., Inc.	75,000	6,125,250

Life & Health Insurance 1.76%		16,471,000

AFLAC, Inc. (L)	350,000	16,471,000

Multi-Line Insurance 3.87%		36,203,714

American International Group, Inc.	357,720	24,045,938
Hartford Financial Services Group, Inc. (The)	127,200	12,157,776

Oil & Gas Exploration & Production 1.15%		10,701,000

EOG Resources, Inc. (L)	150,000	10,701,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Other Diversified Financial Services 6.05%			56,516,674

Bank of America Corp.		507,600	25,897,752
Citigroup, Inc.		219,457	11,266,922
JPMorgan Chase & Co.		400,000	19,352,000
Pharmaceuticals 9.00%			84,103,151

Abbott Laboratories		401,700	22,414,860
Johnson & Johnson		432,850	26,083,541
Teva Pharmaceutical Industries Ltd., ADR (Israel)		450,000	16,843,500
Wyeth		375,000	18,761,250
Property & Casualty Insurance 1.39%			12,958,500

Ambac Financial Group, Inc.		150,000	12,958,500
Semiconductors 2.78%			25,982,000

Intel Corp.		200,000	3,826,000
Microchip Technology, Inc.		200,000	7,106,000
Texas Instruments, Inc.		500,000	15,050,000
Soft Drinks 2.31%			21,599,277

PepsiCo, Inc.		339,825	21,599,277
Specialty Chemicals 1.38%			12,930,000

Rohm & Haas Co.		250,000	12,930,000
Systems Software 2.60%			24,331,904

Microsoft Corp.		873,050	24,331,904
Tobacco 1.92%			17,917,631

Altria Group, Inc.		204,050	17,917,631

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 0.68%			$6,345,000

(Cost $6,000,000)

Oil & Gas Exploration & Production 0.68%			6,345,000

Lasmo America Ltd., 8.15%, Ser A (S)	A+	60,000	6,345,000

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 10.03%			$93,709,458

(Cost $93,709,458)

Joint Repurchase Agreement 5.04%			47,042,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley - Dated 3-30-07 due 4-02-07
(secured by U.S. Treasury Inflation Indexed Note
1.625% due 1-15-15). Maturity value: $47,062,188.86	5.150	47,042	47,042,000

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Shares
Cash Equivalents 4.99%		46,667,458

AIM Cash Investment Trust (T)	46,667,458	46,667,458
Total investments (Cost $680,339,721) 100.00%		$934,500,574

John Hancock
Sovereign Investors Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,345,000 or 0.68% of the Fund's total investments as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $680,339,721. Gross unrealized appreciation and depreciation of investments aggregated $256,686,808 and $2,525,955, respectively, resulting in net unrealized appreciation of $254,160,853.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 3/07
5/07

John Hancock
MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 9.26%					$14,415,295

(Cost $14,266,377)

Broadcasting & Cable TV 0.65%					1,015,097

Comcast Cable Communications, Inc.,
Gtd Note	6.200%	11-15-08	BBB+	$1,000	1,015,097

Consumer Finance 0.65%					1,012,917

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA-	1,000	1,012,917

Electric Utilities 2.68%					4,171,729

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,137,500
Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,046,854
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB-	1,944	1,987,375

Electrical Components & Equipment 1.14%					1,779,592

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,779,592

Multi-Utilities 1.62%					2,516,998

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,516,998

Oil & Gas Storage & Transportation 0.01%					15,825

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,825

Other Diversified Financial Services 0.67%					1,036,354

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,036,354

Paper Products 0.00%					7,431

Norske Skogindustrier ASA,
Sr Note (Norway) (S)	7.625	10-15-11	BB+	7	7,431

Regional Banks 0.64%					997,917

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB-	1,000	997,917

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Specialized Finance 0.01%					13,608

Principal Life Global Funding I,
Sec Note (S)	6.250	02-15-12	AA	13	13,608

Thrifts & Mortgage Finance 1.19%					1,847,827

Wells Fargo Mortgage-Backed Securities
Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.039	09-25-36	Aaa	1,821	1,847,827

Issuer				Shares	Value
Common stocks 62.42%					$97,227,473

(Cost $78,802,272)

Agricultural Products 5.04%					7,844,004

Archer-Daniels-Midland Co.				80,650	2,959,855
Bunge Ltd. (Bermuda)				28,800	2,367,936
Corn Products International, Inc.				70,700	2,516,213

Aluminum 0.88%					1,364,475

Alcoa, Inc.				40,250	1,364,475

Biotechnology 1.08%					1,677,148

Amgen, Inc. (I)(L)				14,600	815,848
OSI Pharmaceuticals, Inc. (I)				26,100	861,300

Broadcasting & Cable TV 0.75%					1,166,183

Liberty Global, Inc. (Class A) (I)(L)				35,414	1,166,183

Communications Equipment 1.49%					2,314,524

3Com Corp. (I)				591,950	2,314,524

Data Processing & Outsourced Services 4.29%					6,705,044

First Data Corp.				141,130	3,796,397
Wright Express Corp. (I)				95,900	2,908,647

Diversified Capital Markets 2.85%					4,439,421

UBS AG (Switzerland)				74,700	4,439,421

Diversified Chemicals 2.67%					4,166,699

Bayer AG (Germany) (C)				65,498	4,166,699

Electric Utilities 2.55%					3,968,477

British Energy Group Plc (United Kingdom) (I)				415,257	3,968,477

Gas Utilities 1.70%					2,647,577

Southern Union Co.				87,120	2,647,577

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Gold 3.57%		5,563,348

Barrick Gold Corp. (Canada)	75,850	2,165,517
Newmont Mining Corp.	80,920	3,397,831

Health Care Equipment 0.66%		1,026,252

Kinetic Concepts, Inc. (I)	9,550	483,612
NMT Medical, Inc. (I)(S)	39,900	542,640

Insurance Brokers 0.78%		1,217,085

Willis Group Holdings Ltd. (Bermuda)	30,750	1,217,085

Integrated Oil & Gas 2.30%		3,586,160

Suncor Energy, Inc. (Canada)	46,970	3,586,160

Integrated Telecommunication Services 2.78%		4,323,955

Chunghwa Telecom Co., Ltd., American
Depositary Receipt (ADR) (Taiwan)	217,066	4,323,955

Internet Software & Services 1.64%		2,550,892

eBay, Inc. (I)	76,950	2,550,892

Investment Banking & Brokerage 0.33%		507,179

FCStone Group, Inc. (I)	13,590	507,179

Life & Health Insurance 1.65%		2,567,897

Prudential Financial, Inc.	28,450	2,567,897

Managed Health Care 1.90%		2,966,772

Aetna, Inc.	67,750	2,966,772

Marine 1.56%		2,429,008

Alexander & Baldwin, Inc.	30,700	1,548,508
Diana Shipping, Inc. (Marshall Islands)	50,000	880,500

Oil & Gas Equipment & Services 2.95%		4,590,495

Dresser-Rand Group, Inc. (I)	30,900	941,214
Halliburton Co.	14,650	464,991
Schlumberger Ltd.	13,400	925,940
Smith International, Inc.	47,000	2,258,350

Oil & Gas Exploration & Production 3.97%		6,187,456

Denbury Resources, Inc. (I)	96,450	2,873,245
Sandridge Energy, Inc. (I)(S)	100,000	1,800,000
Southwestern Energy Co. (I)	36,950	1,514,211

Oil & Gas Refining & Marketing 0.52%		808,968

Aventine Renewable Energy
Holdings, Inc. (I)(L)	44,400	808,968

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Oil & Gas Storage & Transportation 2.92%			4,542,216

Williams Cos., Inc. (The)		159,600	4,542,216

Packaged Foods & Meats 0.48%			756,012

Sadia SA, ADR (Brazil) (L)		20,080	756,012

Pharmaceuticals 3.55%			5,524,891

Anesiva, Inc. (I)		41,800	288,420
Endo Pharmaceuticals Holdings, Inc. (I)		36,650	1,077,510
Inspire Pharmaceuticals, Inc. (I)		45,550	259,635
Nastech Pharmaceutical Co., Inc. (I)(L)		54,200	584,818
Novartis AG, ADR (Switzerland)		22,664	1,238,134
Shire Plc, ADR (United Kingdom)		33,544	2,076,374

Precious Metals & Minerals 2.31%			3,594,066

Silver Standard Resources, Inc.
(Canada) (I)(L)		103,100	3,594,066

Property & Casualty Insurance 2.72%			4,243,275

Berkshire Hathaway, Inc. (Class B) (I)		800	2,912,000
White Mountains Insurance Group Ltd.
(Bermuda)		2,350	1,331,275

Reinsurance 0.57%			888,139

Endurance Specialty Holdings Ltd. (Bermuda)		24,850	888,139

Specialized Finance 0.40%			630,845

Nasdaq Stock Market, Inc. (I)		21,450	630,845

Systems Software 1.56%			2,429,010

Microsoft Corp.		87,155	2,429,010

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 2.04%			$3,172,500

(Cost $3,000,000)

Oil & Gas Exploration & Production 2.04%			3,172,500

Lasmo America Ltd., 8.15%, Ser A (S)	A+	30,000	3,172,500

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 21.57%					$33,593,283

(Cost $33,247,229)

Government U.S. 17.80%					27,720,737

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$1,000	1,130,234
Bond (L)	5.375	02-15-31	AAA	675	719,613
Bond (L)	5.250	02-15-29	AAA	1,000	1,043,984
Inflation Indexed Note (L)	2.500	07-15-16	AAA	2,004	2,056,576
Inflation Indexed Note (L)	2.375	04-15-11	AAA	6,118	6,197,178
Inflation Indexed Note (L)	1.875	07-15-13	AAA	2,200	2,171,158
Note (L)	4.875	05-31-08	AAA	500	500,235
Note (L)	4.875	04-30-11	AAA	3,000	3,036,093
Note (L)	4.250	10-15-10	AAA	8,000	7,929,064
Note (L)	4.000	03-15-10	AAA	2,000	1,970,704
Note (L)	3.875	02-15-13	AAA	1,000	965,898

Government U.S. Agency 3.77%					5,872,546

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	11	10,725
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	56	57,240
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	31	31,812
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	553	536,930
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	13	14,225
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	15	15,992
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,971
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	9	8,893
Note (L)	6.000	05-15-11	AAA	1,500	1,564,044
Financing Corp.,
Sec Bond Ser E	9.650	11-02-18	AAA	1,790	2,495,709
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,415
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	251	258,368
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	854	861,222

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Short-term investments 4.71%					$7,341,835

(Cost $7,341,835)

Joint Repurchase Agreement 1.36%					2,121,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated
3-30-07 due 4-02-07 (secured by U.S.
Treasury Inflation Indexed Note 1.625% due
1-15-15). Maturity value: $2,121,910.26	5.150			2,121	2,121,000

John Hancock
Balanced Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Shares
Cash Equivalents 3.35%		5,220,835

AIM Cash Investment Trust (T)	5,220,835	5,220,835
Total investments (Cost $136,657,713) 100.00%		$155,750,386

John Hancock
Balanced Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,536,179 or 3.55% of the Fund's total investments as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $136,657,713. Gross unrealized appreciation and depreciation of investments aggregated $20,988,888 and $1,896,215, respectively, resulting in net unrealized appreciation of $19,092,673.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 2.53%					$19,377,500

(Cost $18,640,750)

Airlines 2.53%					19,377,500

Northwest Airlines Corp.
Gtd Conv Sr Note (H)	6.625	05-15-23	D	23,000	19,377,500

Issuer				Shares	Value
Common stocks 85.58%					$656,614,822

(Cost $527,244,722)

Agricultural Products 6.54%					50,166,224

Archer-Daniels-Midland Co.				551,000	20,221,700
Bunge Ltd. (Bermuda) (L)				364,200	29,944,524

Aluminum 1.93%					14,787,180

Alcoa, Inc.				436,200	14,787,180

Biotechnology 0.65%					5,007,595

Amgen, Inc. (I)(L)				63,800	3,565,144
OSI Pharmaceuticals, Inc. (I)				10,550	348,150
Pancos Pharmaceuticals, Inc. (I)				236,350	1,094,301

Brewers 0.03%					264,915

Anheuser-Busch Cos., Inc.				5,250	264,915

Coal & Consumable Fuels 0.62%					4,787,359

CONSOL Energy, Inc.				93,150	3,644,959
International Coal Group, Inc. (I)(L)				217,600	1,142,400

Construction & Engineering 1.55%					11,852,044

KBR, Inc. (I)				582,410	11,852,044

Data Processing & Outsourced Services 3.82%					29,320,111

First Data Corp.				762,200	20,503,180
Wright Express Corp. (I)				290,700	8,816,931

Diversified Chemicals 2.93%					22,465,238

Bayer AG (Germany) (C)				353,140	22,465,238

Diversified Metals & Mining 5.69%					43,627,464

Agnico-Eagle Mines Ltd. (Canada) (L)				491,050	17,392,991
Birch Mountain Resources Ltd.
(Canada) (I)(L)				609,900	1,823,601

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Freeport-McMoRan Copper & Gold, Inc.
(Class B)	368,800	24,410,872

Electric Utilities 0.15%		1,122,492

American Electric Power Co., Inc.	21,750	1,060,312
DPL, Inc. (L)	2,000	62,180

Food Distributors 1.67%		12,778,335

Sadia SA, American Depositary Reciept
(ADR) (Brazil) (L)	339,398	12,778,335

Gas Utilities 0.31%		2,398,687

Southern Union Co.	56,180	1,707,310
Questar Corp.	7,750	691,377

Gold 5.86%		44,990,283

Barrick Gold Corp. (Canada) (L)	455,300	12,998,815
Goldcorp, Inc. (Canada)	70,642	1,696,821
Miramar Mining Corp. (Canada) (I)	743,240	3,515,525
Newmont Mining Corp.	637,750	26,779,122

Health Care Equipment 2.61%		20,005,280

Kinetic Concepts, Inc. (I)	95,000	4,810,800
NMT Medical, Inc. (I)	733,050	9,969,480
Thoratec Corp. (I)(L)	250,000	5,225,000

Home Improvement Retail 0.08%		584,166

Home Depot, Inc. (The)	15,900	584,166

Integrated Oil & Gas 4.48%		34,361,093

ConocoPhillips	4,800	328,080
Suncor Energy, Inc. (Canada)	445,750	34,033,013

Integrated Telecommunication Services 1.78%		13,652,829

Chunghwa Telecom Co., Ltd. (ADR) (Taiwan)	685,383	13,652,829

Internet Software & Services 1.10%		8,453,250

eBay, Inc. (I)	255,000	8,453,250

Life & Health Insurance 0.66%		5,081,638

Prudential Financial, Inc. (L)	56,300	5,081,638

Managed Health Care 2.95%		22,639,430

Aetna, Inc.	517,000	22,639,430

Multi-Utilities 4.51%		34,590,256

British Energy Group Plc (United
Kingdom) (I)	3,619,486	34,590,256

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Oil & Gas Equipment & Services 5.16%		39,551,288

Dresser-Rand Group, Inc. (I)	237,300	7,228,158
Halliburton Co.	217,750	6,911,385
Schlumberger Ltd.	146,000	10,088,600
Smith International, Inc.	318,900	15,323,145

Oil & Gas Exploration & Production 13.83%		106,085,081

Canadian Natural Resources Ltd. (Canada)	544,500	30,050,955
Denbury Resources, Inc. (I)	960,930	28,626,105
EnCana Corp. (Canada)	20,000	1,012,600
EOG Resources, Inc.	4,700	335,298
Newfield Exploration Co. (I)	80,150	3,343,056
Petrolifera Petroleum Ltd. (Canada) (I)	61,548	1,021,132
Pioneer Natural Resources Co. (L)	8,350	359,969
Plains Exploration & Production Co. (I)	100,055	4,516,483
Riata Energy, Inc. (I)(S)	350,000	6,300,000
Rosetta Resources, Inc. (I)	240,495	4,939,767
Southwestern Energy Co. (I)	624,200	25,579,716

Oil & Gas Storage & Transportation 4.81%		36,918,312

Williams Cos., Inc. (The)	1,297,200	36,918,312

Pharmaceuticals 3.09%		23,715,200

Anesiva, Inc. (I)	320,000	2,208,000
Auxilium Pharmaceuticals, Inc. (I)	50,000	734,000
Elan Corp., Plc (I)(L)	60,402	802,743
Endo Pharmaceuticals Holdings Inc. (I)	130,300	3,830,820
Flamel Technologies SA (ADR)
(France) (I)(L)	82,640	2,115,584
Inspire Pharmaceuticals, Inc. (I)	302,700	1,725,390
Shire Plc (ADR) (United Kingdom)	198,686	12,298,663

Precious Metals & Minerals 5.40%		41,431,918

Apex Silver Mines Ltd. (I)	609,100	7,863,481
Silver Standard Resources, Inc.
(Canada) (I)(L)	962,950	33,568,437

Property & Casualty Insurance 0.52%		4,026,192

First American Corp.	14,850	753,192
Progressive Corp. (The)	150,000	3,273,000

Reinsurance 2.61%		20,020,000

Berkshire Hathaway, Inc. (Class B) (I)(L)	5,500	20,020,000

Restaurants 0.04%		337,875

McDonald's Corp.	7,500	337,875

Soft Drinks 0.08%		616,800

Coca-Cola Co. (The)	12,850	616,800

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Specialized Finance 0.04%					335,274

Nasdaq Stock Market, Inc. (I)				11,400	335,274

Tobacco 0.08%					641,013

Altria Group, Inc.				7,300	641,013

		Exercise	Expiration	Number of
Issuer		Price ($)	Date	Contracts	Value
Purchased options 0.06%					$445,031

(Cost $1,216,366)

Puts 0.06%					445,031

Alliance Data Systems Corp.		65	June 07	500	230,000
Amazon.com, Inc.		27	April 07	524	0
CDW Corp.		55	April 07	400	4,000
Countrywide Financial Corp.		30	April 07	599	23,960
Sandisk Corp.		52	April 07	179	153,940
Starbucks Corp.		30	April 07	1,337	26,740
STMicroelectronics NV		15	April 07	1,334	0
Texas Instruments, Inc.		27	April 07	913	6,391

	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 11.83%					$90,735,542

(Cost $90,735,542)

Joint Repurchase Agreement 0.57%					4,390,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley — Dated
3-30-07, due 4-2-07 (Secured by U.S.
Treasury Inflation Indexed Note 1.625%,
due 1-15-15). Maturity value: $4,391,884	5.150			4,390	4,390,000

				Shares
Cash Equivalents 11.26%					86,345,542

AIM Cash Investment Trust (T)				86,345,542	86,345,542

Total investments (Cost $637,837,380) 100.00%					$767,172,895

John Hancock
Large Cap Equity Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,300,000 or 0.93% of the Fund's total investments as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $637,837,380. Gross unrealized appreciation and depreciation of investments aggregated $141,467,720 and $12,132,205, respectively, resulting in net unrealized appreciation of $129,335,515.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 83.26%		$84,521,482
(Cost $78,358,753)

Agricultural Products 1.14%		1,153,116

Corn Products International, Inc.	32,400	1,153,116
Aluminum 1.32%		1,343,940

Kaiser Aluminum Corp. (I)	17,230	1,343,940
Auto Parts & Equipment 0.42%		421,515

Exide Technologies (I)	48,450	421,515
Diversified Chemicals 3.63%		3,679,644

Koppers Holdings, Inc.	143,400	3,679,644
Diversified Commercial & Professional Services 0.84%		856,735

KBR, Inc. (I)	42,100	856,735
Diversified Metals & Mining 5.42%		5,502,700

Dynatec Corp. (Canada) (I)	525,360	1,521,001
FNX Mining Co., Inc. (Canada) (I)	90,000	1,973,736
Massey Energy Co.	83,700	2,007,963
Electric Utilities 0.94%		955,668

British Energy Group Plc (United Kingdom) (I)	100,000	955,668
Environmental Services 1.92%		1,947,725

Darling International, Inc. (I)	299,650	1,947,725
Food Distributors 6.87%		6,973,101

Sadia SA, American Depositary Reciept (ADR) (Brazil) (L)	107,174	4,035,101
Seaboard Corp.	1,300	2,938,000
Food Retail 2.90%		2,943,720

Diamond Foods, Inc.	176,800	2,943,720
Gas Utilities 1.14%		1,154,820

Southern Union Co.	38,000	1,154,820
Gold 3.57%		3,623,500

Miramar Mining Corp. (Canada) (I)	550,000	2,601,500
Seabridge Gold, Inc. (Canada) (I)(L)	70,000	1,022,000
Health Care Equipment 2.20%		2,228,047

NMT Medical, Inc. (I)	163,827	2,228,047

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Health Care Technology 0.63%		634,854

Flamel Technologies SA (France) (I)(L)	24,799	634,854
Industrial Machinery 1.42%		1,446,033

ATS Automation Tooling Systems, Inc. (Canada) (I)	202,208	1,446,033
Integrated Telecommunication Services 0.63%		642,550

MRV Communications, Inc. (I)(L)	181,000	642,550
Investment Banking & Brokerage 5.19%		5,264,138

TradeStation Group, Inc. (I)	120,000	1,510,800
Wright Express Corp. (I)	123,750	3,753,338
Marine 3.63%		3,685,895

Alexander & Baldwin, Inc.	53,000	2,673,320
Diana Shipping, Inc.	57,500	1,012,575
Networking Equipment 4.04%		4,105,500

3Com Corp. (I)	1,050,000	4,105,500
Oil & Gas Drilling 1.41%		1,426,167

Atwood Oceanics, Inc. (I)	24,300	1,426,167
Oil & Gas Exploration & Production 9.60%		9,745,680

Delta Petroleum Corp. (I)(L)	18,700	429,352
Denbury Resources, Inc. (I)	19,100	568,989
Equator Exploration Ltd. (British Virgin Islands) (I)	300,000	211,826
Exploration Co. of Delaware (The) (I)	375,250	4,071,462
Plains Exploration & Production Co. (I)	47,922	2,163,199
Rosetta Resources, Inc. (I)	71,450	1,467,583
Warren Resources, Inc. (I)(L)	63,950	833,269
Pharmaceuticals 2.69%		2,733,049

Anesiva, Inc. (I)	206,800	1,426,920
Nastech Pharmaceutical Co., Inc. (I)(L)	121,050	1,306,129
Precious Metals & Minerals 2.63%		2,668,674

Apex Silver Mines Ltd. (I)	47,400	611,934
Silver Standard Resources, Inc. (Canada) (I)	59,000	2,056,740
Property & Casualty Insurance 3.67%		3,729,603

Zenith National Insurance Corp.	78,900	3,729,603
Regional Banks 0.64%		646,579

United Financial Bancorp, Inc.	43,570	646,579
Restaurants 3.08%		3,128,356

Carrols Restaurant Group, Inc. (I)(L)	215,600	3,128,356

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)
Semiconductors 0.57%			574,577

CSR Plc (United Kingdom) (I)		45,000	574,577
Specialized Finance 1.71%			1,739,601

Nasdaq Stock Market, Inc. (I)		59,150	1,739,601
Steel 2.96%			3,008,470

Cleveland-Cliffs, Inc.		47,000	3,008,470
Thrifts & Mortgage Finance 4.07%			4,135,047

Brookline Bancorp, Inc.		102,600	1,299,942
Northeast Community Bancorp, Inc. (I)		234,500	2,835,105
Water Utilities 1.80%			1,830,978

PICO Holdings, Inc. (I)		42,870	1,830,978
Wireless Telecommunication Services 0.58%			591,500

Motient Corp. (I)		70,000	591,500
	Credit	Par value
Issuer, description, maturity date	rating (A)	($000)	Value

Short-term investments 16.74%			$16,999,501
(Cost $16,997,762)

Government U.S. Agency 6.20%			6,300,000

Federal Home Loan Bank,
Disc Note 4-2-07	AAA	6,300	6,300,000
		Shares
Cash Equivalents 10.54%			10,699,501

AIM Cash Investment Trust (T)		10,699,501	10,699,501
Total investments (Cost $95,356,515) 100.00%			$101,520,983

John Hancock
Small Cap Intrinsic Value Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of March 31, 2007.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $95,356,515. Gross unrealized appreciation and depreciation of investments aggregated $8,367,342 and $2,202,874, respectively, resulting in net unrealized appreciation of $6,164,468.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q1 3/07
5/07

John Hancock

MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

3.31.2007

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 93.19%		$4,618,421
(Cost $3,734,951)

Agricultural Products 3.23%		160,329

Bunge Ltd. (Bermuda)	1,950	160,329
Building Products 2.62%		129,821

Cemex SAB de CV, American Depositary Reciept (ADR) (Mexico)	3,964	129,821
Data Processing & Outsourced Services 0.95%		47,075

First Data Corp.	1,750	47,075
Diversified Banks 0.86%		42,425

Banco Macro SA, (ADR) (Argentina)	1,250	42,425
Diversified Chemicals 4.32%		214,257

Bayer AG (Germany) (C)	3,368	214,257
Diversified Metals & Mining 4.92%		243,586

Agnico-Eagle Mines Ltd. (Canada) (L)	1,750	61,985
Companhia Vale do Rio Doce (ADR) (Brazil)	3,299	122,030
Freeport-McMoRan Copper & Gold, Inc. (Class B)	900	59,571
Electric Utilities 5.73%		283,738

British Energy Group Plc (United Kingdom) (I)	29,690	283,738
Food Distributors 8.10%		401,606

Austevoll Seafood (Norway) (I)	4,410	41,180
Cermaq ASA (Norway)	4,909	91,680
Sadia SA (ADR) (Brazil) (L)	7,138	268,746
Food Retail 2.88%		142,564

Parmalat SpA (Italy) (C)(I)	6,040	25,849
Tesco Plc (United Kingdom)	13,395	116,715
Footwear 3.69%		182,663

Addidas AG (Germany) (C)	887	48,233
Puma AG Rudolf Dassler Sport (Germany) (C)	369	134,430
Gold 8.23%		407,697

Barrick Gold Corp. (Canada)	1,600	45,680
Goldcorp, Inc. ( Canada)	6,591	158,316
Miramar Mining Corp. (Canada) (I)	21,050	99,566
Newmont Mining Corp.	2,480	104,135

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Integrated Oil & Gas 3.89%		192,784

Suncor Energy, Inc. (Canada)	2,525	192,784
Integrated Telecommunication Services 3.31%		164,121

Chunghwa Telecom Co., Ltd. (ADR) (Taiwan)	8,239	164,121
Internet Software & Services 1.05%		51,880

eBay, Inc. (I)	1,565	51,880
Investment Banking & Brokerage 0.92%		45,761

UBS AG (Switzerland)	770	45,761
Managed Health Care 2.49%		123,488

Aetna, Inc.	2,820	123,488
Oil & Gas Drilling 2.90%		143,926

Gazprom	3,435	143,926
Oil & Gas Exploration & Production 12.73%		630,976

Canadian Natural Resources Ltd. (Canada)	4,190	231,246
Sasol Ltd. (ADR) (South Africa)	5,895	194,830
Southwestern Energy Co. (I)	5,000	204,900
Oil & Gas Refining & Marketing 1.70%		84,318

Petroplus Holdings AG (Switzerland) (I)	1,190	84,318
Oil & Gas Storage & Transportation 4.77%		236,218

Williams Cos., Inc. (The)	8,300	236,218
Pharmaceuticals 3.55%		175,956

Auxilium Pharmaceuticals, Inc. (I)	500	7,340
Shire Plc (ADR) (United Kingdom)	2,724	168,616
Precious Metals & Minerals 5.99%		296,819

Apex Silver Mines Ltd. (Cayman Islands) (I)	6,250	80,687
Silver Standard Resources, Inc. (Canada) (I)	6,200	216,132
Real Estate Management & Development 0.17%		8,589

LPN Development Public Co., Ltd. (Thailand)	51,400	8,589
Reinsurance 0.95%		47,320

Berkshire Hathaway, Inc. (Class B) (I)	13	47,320
Tobacco 3.24%		160,504

British American Tobacco Plc (United Kingdom)	5,150	160,504

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
March 31, 2007 (unaudited)

Issuer	Shares	Value

Short-term investments 6.81%		$337,483
(Cost $337,483)

Cash Equivalents 6.81%		337,483

AIM Cash Investment Trust (T)	337,483	337,483
Total investments (Cost $4,072,434) 100.00%		$4,955,904

John Hancock
Global Opportunities Fund
Footnotes to Schedule of Investments
March 31, 2007 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2007, including short-term investments, was $4,072,434. Gross unrealized appreciation and depreciation of investments aggregated $954,548 and $71,078, respectively, resulting in net unrealized appreciation of $883,470.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
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This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q1 3/07
5/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: May 24, 2007

By: /s/ John G. Vrysen
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John G. Vrysen
Chief Financial Officer

Date: May 24, 2007